UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  028-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

 /s/   Michael Klarman     New York, NY     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $1,501,217 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARVINMERITOR INC               COM              043353101    13983   824010 SH       SOLE                   824010        0        0
BALLY TECHNOLOGIES INC         COM              05874b107    17422   460300 SH       SOLE                   460300        0        0
BARCLAYS BANK PLC              ETN DJUBSPLATM38 06739H255    10538   248600 SH       SOLE                   248600        0        0
BOYD GAMING CORP               COM              103304101    12650  1350000 SH       SOLE                  1350000        0        0
BRUNSWICK CORP                 COM              117043109    22378   880000 SH       SOLE                   880000        0        0
CARBO CERAMICS INC             COM              140781105    38117   270100 SH       SOLE                   270100        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    15628  1750000 SH  PUT  SOLE                  1750000        0        0
CF INDS HLDGS INC              COM              125269100    63607   465000 SH       SOLE                   465000        0        0
COMCAST CORP NEW               CL A             20030N101    65103  2633600 SH       SOLE                  2633600        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    16524   413200 SH       SOLE                   413200        0        0
COMPLETE PRODUCTION SERVICES   COM              20453E109    21567   678000 SH       SOLE                   678000        0        0
CROWN CASTLE INTL CORP         COM              228227104    85917  2019200 SH       SOLE                  2019200        0        0
CSX CORP                       COM              126408103    52214   664300 SH       SOLE                   664300        0        0
DAVITA INC                     COM              23918K108    52289   611500 SH       SOLE                   611500        0        0
DIRECTV                        COM CL A         25490A101    96642  2065000 SH       SOLE                  2065000        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    34344   195400 SH       SOLE                   195400        0        0
EXPRESS SCRIPTS INC            COM              302182100    45934   826000 SH       SOLE                   826000        0        0
FEDEX CORP                     COM              31428x106    47636   509200 SH       SOLE                   509200        0        0
FEDEX CORP                     COM              31428x106    34614   370000 SH  CALL SOLE                   370000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860    13984   937900 SH       SOLE                   937900        0        0
GENERAL DYNAMICS CORP          COM              369550108    67962   887700 SH       SOLE                   887700        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100     8193   320300 SH       SOLE                   320300        0        0
HALLIBURTON CO                 COM              406216101    16198   325000 SH       SOLE                   325000        0        0
HESS CORP                      COM              42809H107    20229   237400 SH       SOLE                   237400        0        0
MCKESSON CORP                  COM              58155Q103    47651   602800 SH       SOLE                   602800        0        0
MICROSOFT CORP                 COM              594918104    31357  1235000 SH       SOLE                  1235000        0        0
MICROSOFT CORP                 COM              594918104    25390  1000000 SH  CALL SOLE                  1000000        0        0
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267102    17016   837000 SH       SOLE                   837000        0        0
PAIN THERAPEUTICS INC          COM              69562K100     1511   158100 SH       SOLE                   158100        0        0
RENAISSANCERE HOLDINGS LTD     COM              G7496G103    12873   186590 SH       SOLE                   186590        0        0
TEEKAY CORPORATION             COM              Y8564W103    91497  2477580 SH       SOLE                  2477580        0        0
TIME WARNER CABLE INC          COM              88732J207    84238  1180800 SH       SOLE                  1180800        0        0
UNION PAC CORP                 COM              907818108     7965    81000 SH       SOLE                    81000        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    35837   482200 SH       SOLE                   482200        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    55547   747400 SH  CALL SOLE                   747400        0        0
UNITED STATES STL CORP NEW     COM              912909108    43152   800000 SH  CALL SOLE                   800000        0        0
VIACOM INC NEW                 CL B             92553p201    59043  1269200 SH       SOLE                  1269200        0        0
WHITING PETE CORP NEW          COM              966387102    23563   320800 SH       SOLE                   320800        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108    67288  2115300 SH       SOLE                  2115300        0        0
XL GROUP PLC                   SHS              g98290102    23616   960000 SH       SOLE                   960000        0        0